EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Appropriated retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Retained earnings	$ (4,810,106)	$ 2,671,450
Withholding Tax over dividends	(535)	(5,740)
Legal reserve	11,872	11,140
Statutory and voluntary reserves	12,817,186	10,706,541
Retained earnings	$ 8,018,417	$ 13,383,391